Commitments and Contingencies - Schedule of Future Minimum Rental Payments for Operating Leases (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
2024	$ 62
Total remaining lease payments	62
Less: imputed interest	(2)
Total operating lease liabilities	60	$ 120
Less: current portion	(60)
Operating lease liabilities, non-current	$ 0	$ 60
Weighted-average remaining lease term (in years)	9 months 29 days
Weighted-average discount rate	8.00%